CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement [Abstract]
OPERATING REVENUES	$ 1,211	[1]	$ 1,125	[1]	$ 1,045
OPERATING EXPENSES
Operation and maintenance	110		114		113
General and administrative	123		239		145
Depreciation and amortization	169		158		145
Taxes other than income taxes	103		93		82
Other operating income and expense — net	(2)		(1)		(1)
Total operating expenses	503		603		484
OPERATING INCOME	708	[1]	522	[1]	561
OTHER EXPENSES (INCOME)
Interest expense — net	224		211		204
Allowance for equity funds used during construction	(33)		(35)		(28)
Other income	(3)		(2)		(2)
Other expense	5		5		3
Total other expenses (income)	193		179		177
INCOME BEFORE INCOME TAXES	515		343		384
INCOME TAX PROVISION	196		97		142
NET INCOME	$ 319	[1]	$ 246	[1]	$ 242

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.